SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Office equipment, furniture, and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	3 years straight line balance
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	5 years straight line balance
Mine machinery and transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment		5 years straight line balance
Mill machinery and processing equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	5 years straight line
Mill machinery and processing equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	20 years straight line
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	5 years straight line
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	20 years straight line